Organization, Description of Business, Basis of Presentation, Reclassifications, Reverse Stock Split, Business Disposals, and Advance from NovellusDx, Ltd.	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Description of Business, Basis of Presentation, Reclassifications, Reverse Stock Split, Business Disposals, Offerings and Advance from NovellusDx, Ltd.

Note 1. Organization, Description of Business, Basis of Presentation, Reclassifications, Reverse Stock Split, Business Disposals, and Advance from NovellusDx, Ltd.

Cancer Genetics, Inc. (the “Company”) supports the efforts of the biotechnology and pharmaceutical industries to develop innovative new drug therapies. Until the closing of the Business Disposals (as defined below) in July 2019, the Company was an emerging leader in enabling precision medicine in oncology by providing multi-disciplinary diagnostic and data solutions, facilitating individualized therapies through its diagnostic tests, services and molecular markers. Following the Business Disposals described below, the Company currently has an extensive set of anti-tumor referenced data based on predictive xenograft and syngeneic tumor models from the acquisition of vivoPharm, Pty Ltd. (“vivoPharm”) in 2017, to provide Discovery Services such as contract research services, focused primarily on unique specialized studies to guide drug discovery and development programs in the oncology and immuno-oncology fields.

The Company was incorporated in the State of Delaware on April 8, 1999 and, until the Business Disposals, had offices and state-of-the-art laboratories located in New Jersey and North Carolina and today continues to have laboratories in Pennsylvania and Australia. The Company’s corporate headquarters are in Rutherford, New Jersey. The Company offers preclinical services such as predictive tumor models, human orthotopic xenografts and syngeneic immuno-oncology relevant tumor models in its Hershey PA facility, and is a leader in the field of immuno-oncology preclinical services in the United States. This service is supplemented with GLP toxicology and extended bioanalytical services in its Australian-based facilities in Clayton, Victoria. Beginning in February 2020, the Company also has an animal testing facility and laboratory in Gilles Plains, South Australia, Australia.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions for interim reporting as prescribed by the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this Quarterly Report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2019, filed with the SEC on May 29, 2020. The condensed consolidated balance sheet as of December 31, 2019, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Interim financial results are not necessarily indicative of the results that may be expected for any future interim period or for the year ending December 31, 2020.

Reclassifications

Certain items in the prior year consolidated financial statements have been reclassified to conform to the current presentation.

Reverse Stock Split

On October 24, 2019, the Company amended its Certificate of Incorporation and effected a 30-for-1 reverse stock split of its common stock. All shares and per share information referenced throughout the condensed consolidated financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split.

Business Disposals - Discontinuing Operations

Interpace Diagnostics Group, Inc.

On July 15, 2019, the Company entered into a secured creditor asset purchase agreement (the “BioPharma Agreement”) by and among the Company, Gentris, LLC, a wholly-owned subsidiary of the Company, Partners for Growth IV, L.P. (“PFG”), Interpace Biosciences, Inc. (“IDXG”) and a newly-formed subsidiary of IDXG, Interpace BioPharma, Inc. (“Buyer”). The BioPharma Agreement provided for a consensual private foreclosure sale by PFG of all assets relating to the Company’s BioPharma Business (as defined in the BioPharma Agreement) to Buyer (the “BioPharma Disposal”).

Pursuant to the BioPharma Agreement, Buyer purchased from PFG certain assets and assumed certain liabilities of the Company relating to the BioPharma Business, providing as gross consideration $23.5 million, less certain closing adjustments totaling $2.0 million, of which $7.7 million was settled in the form of a promissory note issued by Buyer to the Company (the “Excess Consideration Note”) and the remainder was paid to PFG in cash. PFG utilized the cash proceeds to satisfy the outstanding balances of the Silicon Valley Bank (“SVB”) asset-based revolving line of credit (“ABL”) and the $6.0 million term note to PFG (“PFG Term Note”), and to satisfy certain transaction expenses. The balance of $2.3 million was delivered to the Company in addition to the Excess Consideration Note.

The Excess Consideration Note, which required interest-only quarterly payments at a rate of 6% per year, matured in October 2019 and was settled on October 24, 2019 for $6.0 million, including interest of $24 thousand. The Buyer withheld from the settlement of the Excess Consideration Note approximately $775 thousand for a net worth adjustment (assets less liabilities) of the BioPharma business (“Net Worth”), $153 thousand to secure collection of certain older accounts receivable of the Company purchased by Buyer (“AR Holdback”) and an additional $735 thousand as security for indemnification obligations of the Company for any breaches of certain limited warranties and covenants of the Company and other specified items (“Indemnification Holdback”). The Company received the full amounts of the AR Holdback and the Indemnification Holdback in April and May 2020.

The Company and Buyer also entered into a transition services agreement (the “TSA”) pursuant to which the Company and Buyer are providing certain services to each other to accommodate the transition of the BioPharma Business to Buyer. In particular, the Company agreed to provide to Buyer, among other things, certain personnel services, payroll processing, administration services and benefit administration services (collectively, the “Payroll and Benefits Services”), for a reasonable period commencing July 15, 2019, subject to the terms and conditions of the TSA, in exchange for payment or reimbursement, as applicable, by Buyer for the costs related thereto, including salaries and benefits for certain of the Company’s BioPharma employees during the transition period. The Buyer paid for certain costs of the Company under the TSA with respect to a limited number of employees and professionals. Such shared services amounted to $97 thousand and $199 thousand for the quarter and the six months ended June 30, 2020, respectively. In addition, the Buyer is reimbursing the Company, in part, for the salaries and benefits of John A. Roberts, the Company’s Chief Executive Officer, and Glenn Miles, the Company’s Chief Financial Officer. The reimbursed portion of such salaries and benefits amounted to $48 thousand and $150 thousand for the quarter and six months ended June 30, 2020, respectively. Including the amounts due under the TSA described above, the net amount due to the Buyer is approximately $628 thousand at June 30, 2020. The TSA will continue until a mutually-agreed upon end date.

In connection with the closing of the BioPharma Disposal, the SVB ABL and the PFG Term Note were terminated, and all related liens were released.

siParadigm, Inc.

On July 5, 2019, the Company entered into an asset purchase agreement (the “Clinical Agreement”) by and among the Company and siParadigm, LLC (“siParadigm”), pursuant to which the Company sold to siParadigm, certain assets associated with the Company’s clinical laboratory business (the “Clinical Business,” and such assets, the “Designated Assets”), and agreed to cease operating its Clinical Business. The Designated Assets include intellectual property, equipment and customer lists associated with the Clinical Business. The cash consideration paid by siParadigm at closing was approximately $747 thousand, which includes approximately $45 thousand for certain equipment plus a $1.0 million advance payment of the Earn-Out (as defined below), less approximately $177 thousand of supplier invoices paid directly by siParadigm, an adjustment of $11 thousand and transaction costs of approximately $110 thousand. The Clinical Business sale (together with the BioPharma Disposal, the “Business Disposals”) was completed on July 8, 2019.

The Earn-Out, to be paid over the 24 months post-closing, is based on fees for all tests performed by siParadigm for the Company’s clinical customers during the 12-month period following the closing (the “Earn-Out”). At June 30, 2020, the fair value of the current and long-term portion of the Earn-Out from siParadigm was approximately $740 thousand and $48 thousand, respectively. In addition, the current and long-term portion of the Advance from siParadigm was approximately $536 thousand and $72 thousand, respectively.

Under the Clinical Agreement, the Company agreed to certain non-competition and non-solicitation provisions, including that it cease performing certain clinical tests and will not solicit or seek business from certain of its customers (other than for the Company’s other lines of business) for a period of three years following the closing date (through July 2022).

The Business Disposals have been classified as discontinuing operations in conformity with GAAP. Accordingly, BioPharma and Clinical operations and balances have been reported as discontinuing operations and removed from all financial disclosures of continuing operations. As permitted by Accounting Standards Codification (“ASC”) 205-20, the Company elected to allocate approximately $657 thousand and $1.4 million of interest expense on the convertible promissory note (“Convertible Note”) to Iliad Research and Trading, L.P. (“Iliad”) and Advance from NovellusDx, Ltd. (“NDX”) that was not required to be repaid to discontinuing operations during the three and six months ended June 30, 2019, respectively. Unless otherwise indicated, information in these notes to unaudited condensed consolidated financial statements relates to continuing operations.